Business and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Business and Basis of Presentation
Business and Basis of Presentation

1.Business and Basis of Presentation

International Game Technology PLC (“IGT PLC”), a public limited company organized under the laws of England and Wales, has its corporate headquarters in London, England and operating headquarters in Rome, Italy, Providence, Rhode Island and Las Vegas Nevada. IGT PLC is the successor to GTECH S.p.A., a società per azioni incorporated under the laws of Italy (“GTECH”), and the sole stockholder of International Game Technology, a Nevada corporation (“IGT” or “Legacy IGT”).

On April 7, 2015, GTECH acquired IGT through:

•	The merger of GTECH with and into IGT PLC (the “Holdco Merger”), and
•

The merger of Georgia Worldwide Corporation, a Nevada corporation and a wholly owned subsidiary of IGT PLC with and into IGT (the “Subsidiary Merger” and, together with the Holdco Merger, the “Mergers”).

Prior to the Mergers, IGT PLC conducted no activities other than those incident to its formation and essentially had no assets or operations. For presentation and disclosure purposes, transactions entered into by (1) IGT PLC, (2) GTECH prior to the Mergers and (3) IGT subsequent to the Mergers are collectively referred to and referenced as transactions entered into by the Company in the notes to the consolidated financial statements, unless otherwise specified.

IGT PLC and its consolidated subsidiaries (collectively, the “Company”), is a leading commercial operator and provider of technology in the regulated worldwide gaming markets.

When used in these notes, unless otherwise specified or the context otherwise indicates, all references to “IGT PLC,” and the “Company” refer to the business and operations of International Game Technology PLC and consolidated subsidiaries.

The Company operates and provides a full range of services and leading-edge technology products across all gaming markets, including lotteries, machine gaming, sports betting and interactive gaming. The Company also provides high-volume processing of commercial transactions. The Company’s state-of-the-art information technology platforms and software enable distribution of its products and services through land-based systems, internet and mobile devices. The Company’s principal activities are described in Note 20.